Summary of stock option activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Outstanding at beginning of period	160,986	206,946	227,518
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Expired	(60,549)	(45,960)	(20,572)
Outstanding at end of period	100,437	160,986	206,946
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Outstanding at beginning of period	$ 222.71	$ 207.83	$ 206.71
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Expirations In Period Weighted Average Exercise Price	$ 171.42	$ 155.68	$ 195.48
Outstanding at end of period	$ 253.64	$ 222.71	$ 207.83